Summary of Significant Accounting Policies (Details Narratives) (SQN AIF IV, GP LLC [Member])	12 Months Ended
Dec. 31, 2014
Percentage of partnership income losses and distributions allocation to partners	1.00%
Percentage of income and loss distributable cash allocation to partner	20.00%
Percentage represents Limited Partners cumulative return compounded annually on capital contributions	8.00%
Informage SQN Technologies LLC [Member]
Ownership percentage	24.50%